Net Loss Per Share	3 Months Ended
Mar. 31, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

17. NET LOSS PER SHARE

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding adjusted for the dilutive effect of all potential shares of common stock. In periods when the Company reported a net loss, diluted net loss per share is the same as basic net loss per share because the effects of potentially dilutive items were anti-dilutive.

As described in Note 3 — Recapitalization, the Company accounted for the Merger as a reverse recapitalization. Net loss per share calculations for all periods prior to the Merger have been retrospectively adjusted by the Exchange Ratio for the equivalent number of shares of common stock outstanding immediately after the Merger to effect the reverse recapitalization. The Exchange Ratio was calculated as the quotient of (a) the Aggregate Merger Consideration, divided by (b) the number of shares of Fold Fully Diluted Capital Stock. Subsequent to the Merger, net loss per share is calculated based on the weighted average number of shares of common stock outstanding.

	Three Months Ended March 31,
	2025	2024
Basic net loss per share:
Numerator:
Net loss	$(48,879,200)	$(945,046)
Net loss attributable to common stockholders, basic and diluted	$(48,879,200)	$(945,046)

Denominator:
Basic shares:
Weighted-average shares used to compute basic and diluted net loss per share	25,436,398	5,836,882
Net loss per share attributable to common stockholders:
Basic and diluted	$(1.92)	$(0.16)

The following potential common shares were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended March 31,
	2025	2024
Convertible preferred stock	—	10,204,880
Unvested restricted stock units	638,211	1,426,111
SAFEs(1)	—	—
Convertible notes(2)	5,441,490	—
Investor warrants(3)	15,099,378	—
Total anti-dilutive securities	21,179,079	11,630,991

(1)      The SAFEs were not included for purposes of calculating the number of diluted shares outstanding for the three months ended March 31, 2025 as the SAFEs were converted to common stock as of the Merger. The SAFEs were not included for purposes of calculating the number of diluted shares outstanding for the three months ended March 31, 2024 as the number of dilutive shares would be based on a conversion ratio associated with the pricing of the future financing or liquidation event, which was not determinable as of March 31, 2024.

(2)      The December 2024 Note contains a conversion feature that allows the Investor the option to convert the December 2024 Investor Note in exchange for 1,739,130 shares of common stock. The March 2025 Investor Note contains a conversion feature that allows the Investor the option to convert in exchange for 3,702,360 shares of common stock. The effect of the incremental common shares issuable upon a conversion of these notes would be anti-dilutive based on Fold’s average share price for three months ended March 31, 2025 and are therefore excluded from the loss per share calculation.

(3)      As of March 31, 2025, Fold had (1) 12,434,658 public warrants related to legacy FTAC Emerald at an exercise price of $11.50; (2) 869,565 Series A and 869,565 Series C Warrants outstanding related to the December 2024 Investor Note, at an exercise price of $12.50 and $11.50 per share, respectively; and (3) 925,590 Warrants outstanding related to the March 2025 Investor Note at an exercise price of $15.00. These warrants are considered anti-dilutive based on Fold’s average share price for three months ended March 31, 2025 and are therefore excluded from the loss per share calculation.